Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2024
Costs of service and general and administrative costs [Abstract]
Costs of services and general and administrative costs	Costs of services and general and administrative costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Staff costs	3,985	4,141
Establishment costs	242	272
Media pass-through costs	1,208	1,023
Other costs of services and general and administrative costs[1]	1,369	1,479
	6,804	6,915

Note
[1]Other costs of services and general and administrative costs include £420 million (period ended 2023: £387 million) of other pass-through costs.
2. Costs of services and general and administrative costs (continued)
Other costs of services and general and administrative costs include:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Goodwill impairment	—	53
Amortisation and impairment of acquired intangible assets	57	36
Restructuring and transformation costs	131	87
Property-related restructuring costs	22	180
In the prior period, the goodwill impairment charge of £53 million related to businesses in the Group that were closed or where the impact of macroeconomic conditions and trading circumstances indicated impairment to the carrying value.
Amortisation and impairment of acquired intangible assets of £57 million (2023: £36 million) includes an accelerated amortisation charge of £20 million (2023: £2 million impairment charge) for certain brands that no longer have an indefinite useful life due to the creation of Burson.
Restructuring and transformation costs of £131 million (2023: £87 million) include £47 million (2023: £54 million) in relation to the Group's IT transformation programme. These IT costs include £27 million (2023: £24 million) of costs in relation to the rollout of new ERP systems in order to drive efficiency and collaboration throughout the Group; and £19 million (2023:£15 million) related to an IT transition programme to move to a multi-vendor environment.
Restructuring and transformation costs also include £76 million (2023: £26 million) of costs related to the continuing restructuring plan, including the creation of VML and Burson, and simplification of GroupM. The prior period costs include restructuring actions at under-performing businesses, aimed to reduce ongoing costs and simplify operational structures. Also included within restructuring and transformation costs is £8 million (2023: £7 million) of on-going property costs, related to impairments the Group recognised in prior years in response to the COVID-19 pandemic.
Property-related restructuring costs of £22 million (2023: £180 million) include £16 million (2023: £nil) of on-going property costs related to property impairments recognised in the prior year as part of the Group’s property requirements review in 2023; and £6 million of additional impairment charges related to the reassessment of sublet assumptions on previously impaired properties. The impairment charges included within property-related costs include £3 million (2023: £102 million) in relation to right-of-use assets and £1 million (2023: £38 million) of related property, plant and equipment.